Transactions with related parties	6 Months Ended
Jun. 30, 2014
Transactions with Related Parties [Abstract]
Transactions with Related Parties

3. Transactions with Related Parties:

		December 31,		June 30,
	2013			2014

Balance Sheet
Advances for drillships under construction and related costs		$1,185		$1,546
Drilling rigs, drillships, machinery and equipment, net		$5,692		$2,885
		Six-month period ended June 30,
Statement of Operations		2013		2014
	$		$
Service Revenue, net - Cardiff Drilling Inc.		(4,198)		(7,729)
General and administrative expenses:
-Vivid Finance Limited		5,738		5,706
-Azara		-		1,250
-Basset		566		616
-Amortization of CEO's stock based compensation		$-		$653

Global Services Agreement: Effective January 1, 2013, Ocean Rig Management Inc. ("Ocean Rig Management"), a wholly-owned subsidiary of Ocean Rig UDW entered into a Global Services Agreement with Cardiff Drilling Inc. ("Cardiff Drilling") , a company controlled by the Company's Chairman, President and Chief Executive Officer, of the Company and Dryships Mr. George Economou, pursuant to which Ocean Rig Management engaged Cardiff Drilling to act as consultant on matters of chartering and sale and purchase transactions for the offshore drilling units operated by the Company. Under the Global Services Agreement, Cardiff Drilling, or its subcontractor, (i) provides consulting services related to the identification, sourcing, negotiation and arrangement of new employment for offshore assets of the Company and its subsidiaries; and (ii) identifies, sources, negotiates and arranges the sale or purchase of the offshore assets of the Company and its subsidiaries. In consideration of such services, the Company will pay Cardiff Drilling a fee of 1.0% in connection with employment arrangements and 0.75% in connection with sale and purchase activities. Costs from the Global Services Agreement are expensed in the consolidated statement of operations or capitalized as a component of "Advances for drillships under construction and related costs" being a directly attributable cost to the construction, as applicable.

Vivid Finance Limited: Under the consultancy agreement effective from January 1, 2013, between Ocean Rig Management and Vivid Finance Limited ("Vivid"), a company controlled by the Chairman, President and Chief Executive Officer of the Company and DryShips, Mr. George Economou, pursuant to which Vivid acts as a consultant on financing matters for Ocean Rig and its subsidiaries, Vivid provides the Company with financing-related services such as (i) negotiating and arranging new loan and credit facilities, interest rate swap agreements, foreign currency contracts and forward exchange contracts, (ii) renegotiating existing loan facilities and other debt instruments and, (iii) the raising of equity or debt in the capital markets. In exchange for its services in respect of the Company, Vivid is entitled to a fee equal to 0.20% on the total transaction amount. The consultancy agreement has a term of five years and may be terminated (i) at the end of its term unless extended by mutual agreement of the parties; and (ii) at any time by the mutual agreement of the parties.

Basset Holdings Inc.: Under the consultancy agreement effective from June 1, 2012, between a wholly owned subsidiary of the Company, and Basset Holdings Inc. ("Basset"), a related party entity incorporated in the Republic of Marshall Islands, Basset provides consultancy services relating to the services of Mr. Anthony Kandylidis in his capacity as Executive Vice-President of Ocean Rig. The annual remuneration to be awarded to Basset under the consultancy agreement is Euro 0.9 million ($1.2 million based on the Euro/U.S. Dollar exchange rate as of June 30, 2014). On August 20, 2013, the Compensation Committee of Ocean Rig approved that a cash bonus of $3.0 million be paid to Basset for the contribution of Mr. Antony Kandylidis services as Executive Vice President.

Azara Services S.A.: Under the consultancy agreement entered on September 9, 2013 and effective from January 1, 2013, between a wholly owned subsidiary of the Company and Azara Services S.A. ("Azara"), a related party entity incorporated in the Republic of Marshall Islands, Azara provides consultancy services relating to the services of Mr. George Economou in his capacity as Chief Executive Officer of the Company.  The annual remuneration to be awarded to Azara under the consultancy agreement is $2,500. For the period ended June 30, 2014, the Company incurred costs of $1,250 related to this agreement which are included in "General and administrative expenses" in the consolidated statement of operations. In addition, on August 20, 2013, the Company's Compensation Committee approved a sign-on bonus of 150,000 shares of the Company's common stock to Azara, relating to the services of Mr. George Economou as Chief Executive Officer of the Company. The shares vest over a period of two years  with 50,000 shares vesting on the grant date, 50,000 shares vesting on August 20, 2014 and 50,000 vesting on August 20, 2015, respectively. The stock based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig's shares on the grant date of $17.56 per share.